Derivative Instruments - Schedule of Derivative-Related Credit Risk (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative replacement cost impact of master netting agreements	$ 846